UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2019

Days	% of fund's investments 5/31/19
1 - 7	78.8
8 - 30	7.6
31 - 60	9.6
61 - 90	4.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Certificates of Deposit	4.4%
Commercial Paper	3.4%
U.S. Treasury Debt	10.4%
U.S. Government Agency Debt	14.4%
Non-Negotiable Time Deposit	26.3%
Repurchase Agreements	38.6%
Net Other Assets (Liabilities)	2.5%

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Certificate of Deposit - 4.4%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 4.4%
Landesbank Baden-Wuerttemberg New York Branch
6/3/19 to 6/7/19
(Cost $1,941,005,000)	2.50	1,941,005,000	1,941,010,088

Financial Company Commercial Paper - 3.4%
Societe Generale
6/3/19	2.40%	$1,268,000,000	$1,267,746,400
The Toronto-Dominion Bank
6/6/19	2.46	211,000,000	210,914,925
Toyota Motor Credit Corp.
6/4/19	2.43	31,000,000	30,991,875
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,509,752,564)			1,509,653,200

U.S. Treasury Debt - 10.4%
U.S. Treasury Obligations - 10.4%
U.S. Treasury Bills
6/11/19 to 7/25/19	2.39 to 2.42 (b)	4,535,000,000	4,527,762,301
U.S. Treasury Notes
7/31/19	2.38 (c)(d)	105,000,000	105,006,055
TOTAL U.S. TREASURY DEBT
(Cost $4,631,833,293)			4,632,768,356

U.S. Government Agency Debt - 14.4%
Federal Agencies - 14.4%
Federal Home Loan Bank
6/3/19 to 8/16/19
(Cost $6,427,120,916)	2.28 to 2.45 (c)	6,438,739,000	6,427,770,949

Non-Negotiable Time Deposit - 26.3%
Time Deposits - 26.3%
Bank of Montreal London Branch
6/4/19	2.42	138,000,000	137,999,683
Bank of New York Mellon (TD)
6/3/19	2.38 to 2.40	1,706,000,000	1,706,000,000
Credit Agricole CIB
6/3/19	2.36	1,792,000,000	1,792,000,000
DZ BANK AG
6/3/19	2.43	350,000,000	350,000,000
ING Bank NV
6/4/19 to 6/6/19	2.41	2,122,000,000	2,121,999,561
Mizuho Bank Ltd.
6/4/19 to 6/7/19	2.44	1,490,000,000	1,489,995,101
National Bank of Canada (TD)
6/5/19	2.41	357,000,000	356,999,000
Northern Trust Corp.
6/3/19	2.27	1,777,000,000	1,777,000,000
Royal Bank of Canada
6/4/19 to 6/6/19	2.41	1,956,000,000	1,955,997,662
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $11,688,000,000)			11,687,991,007

Interfund Loans - 0.0%
With:
Fidelity SAI Emerging Markets Index Fund at 2.66% due 06/3/19(e)
(Cost $2,994,000)		2,994,000	2,994,000

U.S. Government Agency Repurchase Agreement - 22.1%
	Maturity Amount	Value
In a joint trading account at:
2.33% dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) #	$8,067,093,331	$8,065,529,000
2.45% dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) #	699,953,034	699,810,000
With Morgan Stanley & Co., LLC at:
2.4%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $362,172,426, 0.00% - 4.75%, 9/12/19 - 2/15/37)	355,071,000	355,000,000
2.48%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $725,369,884, 0.00% - 4.38%, 10/10/19 - 2/15/38)	711,146,940	711,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $9,831,339,000)		9,831,339,000

U.S. Treasury Repurchase Agreement - 16.2%
With:
Barclays Bank PLC at 2.4%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $580,247,873, 1.25% - 3.00%, 11/30/20 - 11/15/45)	568,113,600	568,000,000
Barclays Capital, Inc. at 2.48%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $164,246,123, 2.13%, 5/31/21)	161,033,273	161,000,000
Commerz Markets LLC at 2.57%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $224,986,336, 1.25% - 3.63%, 1/31/22 - 5/15/49)	220,047,117	220,000,000
Credit Suisse AG, New York at 2.4%, dated 5/31/19 due 6/3/19
(Collateralized by U.S. Treasury Obligations valued at $1,323,204,629, 0.00% - 3.13%, 6/18/19 - 2/15/42)	1,297,259,400	1,297,000,000
(Collateralized by U.S. Treasury Obligations valued at $72,434,490, 0.00% - 2.75%, 7/5/19 - 1/31/26)	71,014,200	71,000,000
Fixed Income Clearing Corp. - BNYM at 2.45%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $3,560,820,048, 1.38% - 4.38%, 5/31/20 - 2/15/45)	3,491,712,746	3,491,000,000
Goldman Sachs & Co. at 2.45%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $725,368,125, 2.63%, 2/15/29)	711,145,163	711,000,000
J.P. Morgan Securities, LLC at 2.5%, dated 5/31/19 due 6/3/19
(Collateralized by U.S. Treasury Obligations valued at $51,010,661, 3.13%, 11/15/28)	50,010,417	50,000,000
(Collateralized by U.S. Treasury Obligations valued at $75,495,845, 2.50% - 4.38%, 2/28/26 - 2/15/38)	74,015,417	74,000,000
MUFG Securities (Canada), Ltd. at 2.38%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $289,737,524, 1.50% - 3.63%, 2/15/20 - 8/15/28)	284,056,327	284,000,000
SMBC Nikko Securities America, Inc. at 2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $285,524,654, 2.00% - 3.50%, 5/15/20 - 2/15/25)	280,058,100	280,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $7,207,000,000)		7,207,000,000

Other Repurchase Agreement - 0.3%
Other Repurchase Agreement - 0.3%
With:
ING Financial Markets LLC at 2.47%, dated 5/31/19 due 6/3/19 (Collateralized by Corporate Obligations valued at $32,557,540, 3.30% - 5.88%, 11/12/20 - 5/28/45)	31,006,381	31,000,000
Mizuho Securities U.S.A., Inc. at 2.52%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $98,960,821, 2.50% - 4.59%, 2/15/22 - 10/1/48)	97,020,370	97,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $128,000,000)		128,000,000
TOTAL INVESTMENT IN SECURITIES - 97.5%
(Cost $43,367,044,773)		43,368,526,600
NET OTHER ASSETS (LIABILITIES) - 2.5%		1,134,738,256
NET ASSETS - 100%		$44,503,264,856

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, Barclay's Capital, Inc. or J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $284,506,425 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $285,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$8,065,529,000 due 6/03/19 at 2.33%
Citigroup Global Markets, Inc.	$1,026,161,000
Credit Agricole CIB New York Branch	1,421,220,000
ING Financial Markets LLC	230,948,000
RBC Dominion Securities, Inc.	355,305,000
Sumitomo Mitsui Banking Corp.	5,031,895,000
$8,065,529,000
$699,810,000 due 6/03/19 at 2.45%
Citigroup Global Markets, Inc.	245,777,409
ING Financial Markets LLC	1,390,359
J.P. Morgan Securities, Inc.	48,776,164
Bank of America Corporation	457,082
Nomura Securities International	170,382
Societe Generale	217,054,966
Sumitomo Mitsui Banking Corp.	186,183,638
$699,810,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value (including repurchase agreements of $17,166,339,000) — See accompanying schedule: Unaffiliated issuers (cost $43,364,050,773)	$43,365,532,600
Affiliated issuers (cost $2,994,000)	2,994,000
Total Investment in Securities (cost $43,367,044,773)		$43,368,526,600
Cash		1,500,000,042
Interest receivable		7,144,768
Other affiliated receivables		7,075
Other receivables		370,832
Total assets		44,876,049,317
Liabilities
Distributions payable	$87,252,653
Payable for reverse repurchase agreement	285,000,000
Other payables and accrued expenses	531,808
Total liabilities		372,784,461
Net Assets		$44,503,264,856
Net Assets consist of:
Paid in capital		$44,501,783,029
Total distributable earnings (loss)		1,481,827
Net Assets, for 44,492,793,763 shares outstanding		$44,503,264,856
Net Asset Value, offering price and redemption price per share ($44,503,264,856 ÷ 44,492,793,763 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Interest (including $1,021,130 from affiliated interfund lending)		$965,077,204
Expenses
Custodian fees and expenses	$305,781
Independent trustees' fees and expenses	184,824
Interest	2,567,068
Total expenses		3,057,673
Net investment income (loss)		962,019,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	58,679
Total net realized gain (loss)		58,679
Change in net unrealized appreciation (depreciation) on investment securities		1,845,301
Net increase in net assets resulting from operations		$963,923,511

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$962,019,531	$525,442,399
Net realized gain (loss)	58,679	42,699
Change in net unrealized appreciation (depreciation)	1,845,301	(311,033)
Net increase in net assets resulting from operations	963,923,511	525,174,065
Distributions to shareholders	(962,010,935)	–
Distributions to shareholders from net investment income	–	(525,442,477)
Total distributions	(962,010,935)	(525,442,477)
Affiliated share transactions
Proceeds from sales of shares	422,917,380,315	400,875,918,929
Reinvestment of distributions	–	(41,174)
Cost of shares redeemed	(421,911,257,668)	(395,459,827,320)
Net increase (decrease) in net assets and shares resulting from share transactions	1,006,122,647	5,416,050,435
Total increase (decrease) in net assets	1,008,035,223	5,415,782,023
Net Assets
Beginning of period	43,495,229,633	38,079,447,610
End of period	$44,503,264,856	$43,495,229,633
Other Information
Distributions in excess of net investment income end of period		$(58,927)
Shares
Sold	422,832,425,477	400,795,759,777
Issued in reinvestment of distributions	–	(41,166)
Redeemed	(421,826,602,087)	(395,380,751,170)
Net increase (decrease)	1,005,823,390	5,414,967,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Cash Central Fund

Years ended May 31,	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0223	.0131	.0056	.003	.001
Net realized and unrealized gain (loss)	–B	–B	.0002	–B	–B
Total from investment operations	.0223	.0131	.0058	.003	.001
Distributions from net investment income	(.0223)	(.0131)	(.0056)	(.003)	(.001)
Total distributions	(.0223)	(.0131)	(.0056)	(.003)	(.001)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.00	$1.00
Total ReturnC	2.26%	1.31%	.58%	.27%	.13%
Ratios to Average Net AssetsD
Expenses before reductions	.01%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.01%	- %E	- %E	- %E	- %E
Expenses net of all reductions	.01%	- %E	- %E	- %E	- %E
Net investment income (loss)	2.24%	1.31%	.56%	.28%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$44,503,265	$43,495,230	$38,079,448	$37,665,911	$30,179,024

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit, and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $370,832 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,703,464
Gross unrealized depreciation	(221,637)
Net unrealized appreciation (depreciation)	$1,481,827
Tax Cost	$43,367,044,773

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$370,832
Net unrealized appreciation (depreciation) on securities and other investments	$1,481,827

The tax character of distributions paid was as follows:

	May 31, 2019	May 31, 2018
Ordinary Income	$962,010,935	$ 525,442,477

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $160,106,743 and the weighted average interest rate was 2.29% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$18,087,269	2.49%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Cash Central Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 269 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.0105%	$1,000.00	$1,012.20	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 31.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $372,627,988 of distributions paid during the period January 1, 2019 to May 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

TCC-ANN-0719
1.743118.119

Fidelity® Municipal Cash Central Fund Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2019

Days	% of fund's investments 5/31/19
1 - 7	96.0
8 - 30	1.0
31 - 60	2.6
61 - 90	0.2
91 - 180	0.1
>180	0.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Variable Rate Demand Notes (VRDNs)	70.9%
Tender Option Bond	24.0%
Other Municipal Security	5.6%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Variable Rate Demand Note - 70.9%
	Principal Amount	Value
Alabama - 6.4%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.52% 6/7/19, VRDN (a)	$4,100,000	$4,100,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 2.28% 6/3/19, VRDN (a)(b)	4,300,000	4,300,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 2.28% 6/3/19, VRDN (a)(b)	4,300,000	4,300,000
West Jefferson Indl. Dev. Series 2008, 1.52% 6/7/19, VRDN (a)	5,890,000	5,890,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 2.28% 6/3/19, VRDN (a)(b)	26,010,000	26,010,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 2.28% 6/3/19, VRDN (a)(b)	2,200,000	2,200,000
		46,800,000
Arizona - 4.4%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 B, 2.27% 6/3/19, LOC Bank of America NA, VRDN (a)	25,705,000	25,705,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 1.47% 6/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,600,000	2,600,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.47% 6/7/19, VRDN (a)	1,900,000	1,900,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.4% 6/7/19, LOC Freddie Mac, VRDN (a)	2,100,000	2,100,000
		32,305,000
Arkansas - 1.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.62% 6/7/19, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 1.63% 6/7/19, VRDN (a)(b)	5,300,000	5,300,000
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.55% 6/7/19, LOC Fannie Mae, VRDN (a)	745,000	745,000
		7,445,000
Connecticut - 1.6%
Connecticut Gen. Oblig. Series 2016 C, 1.48% 6/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	95,000	95,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Proj.):
Series 1989 D, 1.53% 6/7/19 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	8,255,000	8,255,000
Series 2012 D3, 1.45% 6/7/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	1,000,000	1,000,000
Series 2019 B2, 1.45% 6/7/19 (Liquidity Facility Bank of America NA), VRDN (a)(b)	2,580,000	2,580,000
		11,930,000
Delaware - 1.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 2.33% 6/3/19, VRDN (a)(b)	8,900,000	8,900,000
Series 1999 B, 1.65% 6/7/19, VRDN (a)(b)	2,400,000	2,400,000
		11,300,000
Florida - 4.6%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) Series 2004, 1.47% 6/7/19, LOC Citibank NA, VRDN (a)(b)	5,500,000	5,500,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 2.5% 6/3/19, VRDN (a)(b)	10,000,000	10,000,000
Series 2018 B, 2.45% 6/3/19, VRDN (a)(b)	2,400,000	2,400,000
FNMA:
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Pinnacle Grove Apts. Proj.) Series 2003 A, 1.48% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	6,450,000	6,450,000
Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 1.54% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	1,100,000	1,100,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 1.54% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	7,730,000	7,730,000
		33,180,000
Georgia - 4.3%
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.5% 6/7/19, LOC PNC Bank NA, VRDN (a)	5,010,000	5,010,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 2.5% 6/3/19, VRDN (a)(b)	25,950,000	25,950,000
		30,960,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. (The Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 2.2% 6/3/19, LOC Wells Fargo Bank NA, VRDN (a)	2,100,000	2,100,000
Indiana - 1.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.65% 6/7/19, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.57% 6/7/19, VRDN (a)(b)	6,300,000	6,300,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.51% 6/7/19, VRDN (a)	1,600,000	1,600,000
Series I, 1.51% 6/7/19, VRDN (a)	1,100,000	1,100,000
		9,600,000
Iowa - 0.5%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2016 B, 1.49% 6/7/19, VRDN (a)(b)	3,000,000	3,000,000
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.47% 6/7/19, VRDN (a)(b)	500,000	500,000
		3,500,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.75% 6/7/19, VRDN (a)	900,000	900,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	2,000,000	2,000,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	200,000	200,000
		3,100,000
Kentucky - 1.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.51% 6/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,200,000	4,200,000
Series 2008 A, 1.54% 6/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	3,100,405	3,100,405
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.5% 6/7/19, VRDN (a)(b)	6,600,000	6,600,000
		13,900,405
Louisiana - 4.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2003, 1.48% 6/7/19, VRDN (a)(b)	2,200,000	2,200,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 2.27% 6/3/19, VRDN (a)(b)	14,300,000	14,300,000
(Shell Oil Co.-Norco Proj.) Series 1993, 2.27% 6/3/19, VRDN (a)(b)	13,300,000	13,300,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.58% 6/7/19, VRDN (a)	200,000	200,000
		30,000,000
Michigan - 0.2%
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 D1, 1.48% 6/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)(b)	1,250,000	1,250,000
Mississippi - 2.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 2.5% 6/3/19, VRDN (a)(b)	18,100,000	18,100,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.62% 6/7/19, VRDN (a)(b)	200,000	200,000
Nevada - 1.4%
Clark County Arpt. Rev. Series 2008 C1, 1.46% 6/7/19, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
New York - 15.3%
New York City Transitional Fin. Auth. Rev. Series 2010, 2.18% 6/3/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,500,000	3,500,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 2.27% 6/3/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	27,050,000	27,050,000
Series 2004 A, 2.27% 6/3/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	200,000	200,000
(455 West 37th Street Hsg. Proj.) Series A, 2.27% 6/3/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	26,660,000	26,660,000
New York State Energy Research & Dev. Auth. Facilities Rev. Series 2010 A4, 1.55% 6/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	4,400,000	4,400,000
FHLMC New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.55% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	50,000,000	50,000,000
		111,810,000
North Carolina - 0.3%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 1.43% 6/7/19 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,700,000	1,700,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.63% 6/7/19, VRDN (a)(b)	200,000	200,000
		1,900,000
North Dakota - 0.9%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 2.32% 6/3/19, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
Oregon - 0.2%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.56% 6/7/19, LOC Freddie Mac, VRDN (a)(b)	1,700,000	1,700,000
Pennsylvania - 1.2%
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 2.21% 6/3/19, LOC JPMorgan Chase Bank, VRDN (a)	2,400,000	2,400,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.52% 6/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.46% 6/7/19, LOC RBS Citizens NA, VRDN (a)	5,000,000	5,000,000
		8,970,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.62% 6/7/19, VRDN (a)(b)	100,000	100,000
Texas - 13.1%
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 2.28% 6/3/19, VRDN (a)(b)	23,950,000	23,950,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.) Series 2002, 2.35% 6/3/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	12,290,000	12,290,000
Harris County Hosp. District Rev. Series 2010, 1.49% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 2.31% 6/3/19, VRDN (a)	2,100,000	2,100,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.62% 6/7/19, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Mobil Oil Corp. Proj.) Series 1999, 2.35% 6/3/19, VRDN (a)(b)	11,600,000	11,600,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 1.48% 6/7/19, VRDN (a)(b)	3,600,000	3,600,000
Texas Gen. Oblig.:
Series 2004 B, 1.7% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	15,370,000	15,370,000
Series 2006 A, 1.7% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	15,580,000	15,580,000
Series 2011 B, 1.65% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,300,000	4,300,000
		95,540,000
Virginia - 0.5%
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.51% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,080,000	1,080,000
Series 2006, 1.51% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,850,000	1,850,000
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 B, 1.41% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	800,000	800,000
		3,730,000
West Virginia - 1.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.59% 6/7/19, VRDN (a)(b)	5,900,000	5,900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.56% 6/7/19, VRDN (a)(b)	6,200,000	6,200,000
		12,100,000
Wisconsin - 0.2%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 1.45% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
Wyoming - 1.0%
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 2.31% 6/3/19, VRDN (a)(b)	7,400,000	7,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $516,620,405)		516,620,405

Tender Option Bond - 24.0%
Alabama - 0.0%
Black Belt Energy Gas District Participating VRDN Series Floaters XL 00 98, 1.51% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	100,000	100,000
California - 0.7%
Dignity Health Participating VRDN:
Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,900,000	4,900,000
		5,000,000
Colorado - 4.2%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	12,870,000	12,870,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	660,000	660,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XG 01 96, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	5,155,000	5,155,000
Series Floaters XG 01 97, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	400,000	400,000
Series Floaters XL 00 83, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	900,000	900,000
Series Floaters XL 00 84, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	865,000	865,000
Series Floaters ZF 06 88, 1.49% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	2,800,000	2,800,000
Denver City & County Wastewtr. Dept. of Pub. Works Participating VRDN Series 2016 12, 2.15% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,200,000	7,200,000
		30,850,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,700,000	2,700,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	400,000	400,000
		3,100,000
District Of Columbia - 0.2%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 1.51% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,000,000	1,000,000
Florida - 0.2%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	100,000	100,027
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.67%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	300,000	300,000
Martin County Health Facilities Participating VRDN Series Floaters XF 07 76, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000,000	1,000,000
		1,400,027
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.55%, tender 8/15/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000,000	1,000,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.49% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,100,000	1,100,000
Illinois - 0.7%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,100,000	1,100,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 1.5% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	1,025,000	1,025,000
Series Floaters XG 02 19, 1.5% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	700,000	700,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,200,000	2,200,000
		5,025,000
Iowa - 0.3%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 1.5% 6/1/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,775,000	1,775,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.62%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	200,000	200,000
Missouri - 0.1%
Missouri Hefa Edl. Facilities Rev. Participating VRDN Series Floaters XG 02 38, 1.45% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)(f)	800,000	800,000
New Jersey - 0.4%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,100,000	2,100,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XG 01 68, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000,000	1,000,000
		3,100,000
New York - 2.1%
Battery Park City Auth. Rev. Participating VRDN Series Putters 5012, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,000,000	15,000,000
Ohio - 2.6%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.54% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
Miami Valley Hosp., Participating VRDN Series Putters 50 23, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	16,475,000	16,475,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	985,000	985,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,100,000	1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		18,760,000
Pennsylvania - 6.8%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,000,000	1,000,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	800,000	800,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)(f)	15,000,000	15,000,000
Series Putters 5025, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,200,000	15,200,000
Series Putters 5026, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	12,390,000	12,390,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	300,000	300,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 50 20, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
		49,790,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Texas - 3.0%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 1.45% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,000,000	1,000,000
Cypress-Fairbanks Independent School District Participating VRDN Series 2016 7, 2.15% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	12,600,000	12,600,000
Frisco Independent School District Bonds Series Solar 0002, 1.55%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	100,000	100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	300,000	300,000
Memorial Hermann Hosp. Sys. Participating VRDN Series Putter 50 18, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,700,000	7,700,000
		21,700,000
Utah - 1.8%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	13,200,000	13,200,000
Washington - 0.2%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.52% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	800,000	800,000
Series Floaters ZM 06 69, 1.5% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(d)	600,000	600,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.5% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	310,000	310,000
		1,710,000
TOTAL TENDER OPTION BOND
(Cost $174,710,000)		174,710,027

Other Municipal Security - 5.6%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2019, 1.88% 7/2/19, CP	1,000,000	1,000,147
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.44% 6/4/19, CP	1,700,000	1,699,877
Georgia - 3.5%
Atlanta Arpt. Rev.:
Series H2, 1.63% 7/1/19, LOC PNC Bank NA, CP (b)	6,500,000	6,500,000
Series H3, 1.58% 7/1/19, LOC PNC Bank NA, CP	1,700,000	1,700,000
Series I2, 2.2% 6/6/19, LOC JPMorgan Chase Bank, CP (b)	1,600,000	1,600,146
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	5,470,000	5,470,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	10,130,000	10,130,000
		25,400,146
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 2.05% tender 6/6/19, CP mode	600,000	600,045
Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.7% tender 6/24/19, CP mode	400,000	400,044
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.8% tender 6/13/19, CP mode (b)	3,600,000	3,600,651
Series A1:
2.25% tender 6/4/19, CP mode (b)	2,600,000	2,599,913
2.3% tender 6/4/19, CP mode (b)	300,000	299,993
		6,500,557
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	1,200,000	1,200,258
Texas - 0.6%
Austin Elec. Util. Sys. Rev. Series A, 1.44% 6/6/19 (Liquidity Facility JPMorgan Chase Bank), CP	600,000	600,010
Lower Colorado River Auth. Rev. Series 2019, 2.02% 6/4/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	300,000	299,993
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.41% 6/25/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400,000	399,989
1.42% 6/21/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400,000	399,991
1.48% 6/13/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500,000	500,027
2.14% 6/10/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,033
2.14% 6/12/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,040
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.41% 6/24/19, CP	300,000	299,992
1.42% 6/20/19, CP	1,000,000	999,972
		4,100,047
TOTAL OTHER MUNICIPAL SECURITY
(Cost $40,900,066)		40,901,121
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $732,230,471)		732,231,553
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,516,163)
NET ASSETS - 100%		$728,715,390

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,345,000 or 1.6% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,800,000 or 2.2% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.62%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$1,000,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$660,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$400,000
Dignity Health Participating VRDN Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.67%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	12/18/18 - 3/25/19	$300,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$2,200,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$800,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$985,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	8/3/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$300,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $732,230,471)		$732,231,553
Cash		756
Interest receivable		1,534,518
Receivable from investment adviser for expense reductions		3,000
Other receivables		5,748
Total assets		733,775,575
Liabilities
Payable for investments purchased	$3,900,000
Distributions payable	1,154,439
Other payables and accrued expenses	5,746
Total liabilities		5,060,185
Net Assets		$728,715,390
Net Assets consist of:
Paid in capital		$728,707,384
Total distributable earnings (loss)		8,006
Net Assets, for 728,640,471 shares outstanding		$728,715,390
Net Asset Value, offering price and redemption price per share ($728,715,390 ÷ 728,640,471 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Interest		$13,119,886
Expenses
Custodian fees and expenses	$12,595
Independent trustees' fees and expenses	3,564
Miscellaneous	3,000
Total expenses before reductions	19,159
Expense reductions	(15,116)
Total expenses after reductions		4,043
Net investment income (loss)		13,115,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,383
Total net realized gain (loss)		12,383
Change in net unrealized appreciation (depreciation) on investment securities		(101)
Net increase in net assets resulting from operations		$13,128,125

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,115,843	$13,915,335
Net realized gain (loss)	12,383	85,457
Change in net unrealized appreciation (depreciation)	(101)	409
Net increase in net assets resulting from operations	13,128,125	14,001,201
Distributions to shareholders	(13,115,791)	–
Distributions to shareholders from net investment income	–	(13,915,334)
Distributions to shareholders from net realized gain	–	(65,740)
Total distributions	(13,115,791)	(13,981,074)
Affiliated share transactions
Proceeds from sales of shares	8,659,258,000	12,751,085,000
Cost of shares redeemed	(8,752,563,430)	(13,500,066,505)
Net increase (decrease) in net assets and shares resulting from share transactions	(93,305,430)	(748,981,505)
Total increase (decrease) in net assets	(93,293,096)	(748,961,378)
Net Assets
Beginning of period	822,008,486	1,570,969,864
End of period	$728,715,390	$822,008,486
Other Information
Distributions in excess of net investment income end of period		$(159)
Shares
Sold	8,658,392,161	12,750,110,794
Redeemed	(8,751,688,261)	(13,499,062,114)
Net increase (decrease)	(93,296,100)	(748,951,320)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Cash Central Fund

Years ended May 31,	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0155	.0113	.0066	.001	.001
Net realized and unrealized gain (loss)	–B	–B	.0001	–B	–B
Total from investment operations	.0155	.0113	.0067	.001	.001
Distributions from net investment income	(.0155)	(.0113)	(.0066)	(.001)	(.001)
Distributions from net realized gain	–	(.0001)	–	–B	–
Total distributions	(.0155)	(.0113)C	(.0066)	(.001)	(.001)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.00	$1.00
Total ReturnD	1.56%	1.14%	.67%	.12%	.05%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.06%	.62%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$728,715	$822,008	$1,570,970	$4,178,777	$4,603,558

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0113 per share is comprised of distributions from net investment income of $.01129 and distributions from net realized gain of $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,362
Gross unrealized depreciation	(280)
Net unrealized appreciation (depreciation)	$1,082
Tax Cost	$732,230,471

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,031
Net unrealized appreciation (depreciation) on securities and other investments	$1,082

The tax character of distributions paid was as follows:

	May 31, 2019	May 31, 2018
Tax-exempt Income	$13,115,791	$13,915,334
Ordinary Income	–	52,592
Long-term Capital Gains	–	13,148
Total	$13,115,791	$ 13,981,074

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12,116.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,000.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Municipal Cash Central Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 269 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.0018%	$1,000.00	$1,008.10	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2019, 100% of the fund's income dividends was free from federal income tax, and 62.66% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

MCC-ANN-0719
1.743117.119

Fidelity® Securities Lending Cash Central Fund Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/19
1 - 7	77.2
8 - 30	7.8
31 - 60	10.6
61 - 90	4.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Certificates of Deposit	4.2%
Commercial Paper	0.9%
U.S. Treasury Debt	10.4%
U.S. Government Agency Debt	15.6%
Non-Negotiable Time Deposit	28.9%
Repurchase Agreements	35.4%
Net Other Assets (Liabilities)	4.6%

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Certificate of Deposit - 4.2%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 4.2%
Landesbank Baden-Wuerttemberg New York Branch
6/3/19 to 6/7/19
(Cost $758,000,000)	2.50 to 2.50	758,000,000	758,002,011

Financial Company Commercial Paper - 0.9%
Societe Generale
6/3/19	2.40%	$57,000,000	$56,988,600
The Toronto-Dominion Bank
6/6/19	2.46	85,000,000	84,965,728
Toyota Motor Credit Corp.
6/4/19	2.43 to 2.49	32,333,000	32,324,526
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $174,289,710)			174,278,854

U.S. Treasury Debt - 10.4%
U.S. Treasury Obligations - 10.4%
U.S. Treasury Bills
6/11/19 to 7/25/19	2.39 to 2.42 (b)	1,836,000,000	1,832,872,130
U.S. Treasury Notes
7/31/19	2.38 (c)(d)	45,000,000	45,002,595
TOTAL U.S. TREASURY DEBT
(Cost $1,877,481,382)			1,877,874,725

U.S. Government Agency Debt - 15.6%
Federal Agencies - 15.6%
Federal Home Loan Bank
6/3/19 to 8/16/19
(Cost $2,811,719,999)	2.28 to 2.45 (c)	2,816,900,000	2,812,016,690

Non-Negotiable Time Deposit - 28.9%
Time Deposits - 28.9%
Bank of Montreal London Branch
6/4/19	2.42	62,000,000	61,999,857
Bank of New York Mellon (TD)
6/3/19	2.38 to 2.40	694,000,000	694,000,000
Credit Agricole CIB
6/3/19	2.36	730,000,000	730,000,000
ING Bank NV
6/4/19 to 6/6/19	2.41 to 2.41	864,000,000	863,999,839
Mizuho Bank Ltd.
6/4/19 to 6/7/19	2.44 to 2.44	610,000,000	609,997,999
National Bank of Canada (TD)
6/5/19	2.41	143,000,000	142,999,600
Northern Trust Corp.
6/3/19	2.27	723,000,000	723,000,000
Royal Bank of Canada
6/4/19 to 6/6/19	2.41 to 2.41	794,000,000	793,999,063
Societe Generale
6/6/19	2.41	600,000,000	599,997,960
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $5,220,000,000)			5,219,994,318

U.S. Government Agency Repurchase Agreement - 17.8%
	Maturity Amount	Value
In a joint trading account at:
2.35% dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) #	$2,203,959,653	$2,203,528,000
2.45% dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) #	581,787,887	581,669,000
With Morgan Stanley & Co., LLC at:
2.4%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $147,929,619, 0.00% - 6.63%, 6/6/19 - 5/15/28)	145,029,000	145,000,000
2.48%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $294,841,021, 0.00% - 10.50%, 7/1/19 - 3/1/46)	289,059,727	289,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $3,219,197,000)		3,219,197,000

U.S. Treasury Repurchase Agreement - 17.3%
With:
Barclays Bank PLC at 2.4%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $236,687,409, 2.25%, 3/31/21)	232,046,400	232,000,000
Barclays Capital, Inc. at 2.48%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $65,290,970, 2.13%, 5/31/21)	64,013,227	64,000,000
Commerz Markets LLC at 2.57%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $90,824,055, 1.38% - 3.13%, 4/30/20 - 5/15/49)	89,019,061	89,000,000
Credit Suisse AG, New York at 2.4%, dated 5/31/19 due 6/3/19
(Collateralized by U.S. Treasury Obligations valued at $538,667,723, 0.00% - 2.75%, 9/19/19 - 8/15/26)	528,105,600	528,000,000
(Collateralized by U.S. Treasury Obligations valued at $29,585,916, 2.38% - 2.75%, 1/31/23 - 2/28/25)	29,005,800	29,000,000
Fixed Income Clearing Corp. - BNYM at 2.45%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $1,450,440,033, 0.13% - 3.00%, 6/30/20 - 5/15/45)	1,422,290,325	1,422,000,000
Goldman Sachs & Co. at 2.45%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $294,840,225, 0.00% - 2.63%, 9/12/19 - 2/15/29)	289,059,004	289,000,000
J.P. Morgan Securities, LLC at 2.5%, dated 5/31/19 due 6/3/19
(Collateralized by U.S. Treasury Obligations valued at $29,586,166, 0.00%, 5/21/20)	29,006,042	29,000,000
(Collateralized by U.S. Treasury Obligations valued at $44,889,466, 4.25%, 5/15/39)	44,009,167	44,000,000
MUFG Securities (Canada), Ltd. at 2.38%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $118,343,497, 1.63% - 3.50%, 5/15/20 - 2/15/28)	116,023,007	116,000,000
SMBC Nikko Securities America, Inc. at 2.49%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $285,477,996, 2.00%, 5/31/24)	280,058,100	280,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $3,122,000,000)		3,122,000,000

Other Repurchase Agreement - 0.3%
Other Repurchase Agreement - 0.3%
With:
ING Financial Markets LLC at 2.47%, dated 5/31/19 due 6/3/19 (Collateralized by Corporate Obligations valued at $13,652,780, 2.90% - 6.02%, 11/12/20 - 3/15/59)	13,002,676	13,000,000
Mizuho Securities U.S.A., Inc. at 2.52%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Treasury Obligations valued at $39,788,423, 2.88%, 11/30/23)	39,008,190	39,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $52,000,000)		52,000,000
TOTAL INVESTMENT IN SECURITIES - 95.4%
(Cost $17,234,688,091)		17,235,363,598
NET OTHER ASSETS (LIABILITIES) - 4.6%		828,583,347
NET ASSETS - 100%		$18,063,946,945

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, Barclay's Capital, Inc. or J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $136,780,994 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $137,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$2,203,528,000 due 6/03/19 at 2.35%
Citigroup Global Markets, Inc.	$417,896,000
Credit Agricole CIB New York Branch	578,780,000
ING Financial Markets LLC	94,052,000
RBC Dominion Securities, Inc.	144,695,000
Sumitomo Mitsui Banking Corp	968,105,000
$2,203,528,000
$581,669,000 due 6/03/19 at 2.45%
Citigroup Global Markets, Inc.	204,285,591
ING Financial Markets LLC	1,155,641
J.P. Morgan Securities, Inc.	40,541,836
Bank of America Corporation	379,918
Nomura Securities International	141,618
Societe Generale	180,412,034
Sumitomo Mitsui Banking Corp	154,752,362
$581,669,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value (including repurchase agreements of $6,393,197,000) — See accompanying schedule: Unaffiliated issuers (cost $17,234,688,091)		$17,235,363,598
Cash		1,000,000,431
Interest receivable		3,765,162
Other receivables		204,801
Total assets		18,239,333,992
Liabilities
Distributions payable	$38,113,702
Payable for reverse repurchase agreement	137,000,000
Other payables and accrued expenses	273,345
Total liabilities		175,387,047
Net Assets		$18,063,946,945
Net Assets consist of:
Paid in capital		$18,063,271,438
Total distributable earnings (loss)		675,507
Net Assets, for 18,060,881,905 shares outstanding		$18,063,946,945
Net Asset Value, offering price and redemption price per share ($18,063,946,945 ÷ 18,060,881,905 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Interest		$429,435,394
Expenses
Custodian fees and expenses	$142,864
Independent trustees' fees and expenses	84,779
Interest	1,317,850
Total expenses		1,545,493
Net investment income (loss)		427,889,901
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		28,995
Total net realized gain (loss)		28,995
Change in net unrealized appreciation (depreciation) on investment securities		878,373
Net increase in net assets resulting from operations		$428,797,269

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$427,889,901	$313,249,262
Net realized gain (loss)	28,995	38,060
Change in net unrealized appreciation (depreciation)	878,373	(306,780)
Net increase in net assets resulting from operations	428,797,269	312,980,542
Distributions to shareholders	(427,890,688)	–
Distributions to shareholders from net investment income	–	(313,251,305)
Total distributions	(427,890,688)	(313,251,305)
Affiliated share transactions
Proceeds from sales of shares	135,714,147,391	138,245,797,056
Cost of shares redeemed	(140,480,177,737)	(138,574,015,638)
Net increase (decrease) in net assets and shares resulting from share transactions	(4,766,030,346)	(328,218,582)
Total increase (decrease) in net assets	(4,765,123,765)	(328,489,345)
Net Assets
Beginning of period	22,829,070,710	23,157,560,055
End of period	$18,063,946,945	$22,829,070,710
Other Information
Shares
Sold	135,699,796,048	138,230,007,532
Redeemed	(140,465,347,557)	(138,557,751,191)
Net increase (decrease)	(4,765,551,509)	(327,743,659)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Securities Lending Cash Central Fund

Years ended May 31,	2019	2018	2017A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0223	.0131	.0059	.003	.001
Net realized and unrealized gain (loss)	.0001	–B	.0001	–B	–B
Total from investment operations	.0224	.0131	.0060	.003	.001
Distributions from net investment income	(.0223)	(.0131)	(.0059)	(.003)	(.001)
Total distributions	(.0223)	(.0131)	(.0059)	(.003)	(.001)
Net asset value, end of period	$1.0002	$1.0001	$1.0001	$1.00	$1.00
Total ReturnC	2.26%	1.32%	.60%	.30%	.13%
Ratios to Average Net AssetsD
Expenses before reductions	.01%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.01%	- %E	- %E	- %E	- %E
Expenses net of all reductions	.01%	- %E	- %E	- %E	- %E
Net investment income (loss)	2.22%	1.31%	.60%	.30%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$18,063,947	$22,829,071	$23,157,560	$21,841,043	$25,584,453

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $204,801 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$738,269
Gross unrealized depreciation	(62,762)
Net unrealized appreciation (depreciation)	$675,507
Tax Cost	$17,234,688,091

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$204,801
Net unrealized appreciation (depreciation) on securities and other investments	$675,507

The tax character of distributions paid was as follows:

	May 31, 2019	May 31, 2018
Ordinary Income	$427,890,688	$ 313,251,305

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $83,010,242 and the weighted average interest rate was 2.27% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Securities Lending Cash Central Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Securities Lending Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 269 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.0124%	$1,000.00	$1,012.20	$.06
Hypothetical-C		$1,000.00	$1,024.87	$.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 33.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $162,156,816 of distributions paid during the period January 1, 2019 to May 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

CCC-ANN-0719
1.734009.120

Fidelity® Tax-Free Cash Central Fund Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2019

Days	% of fund's investments 5/31/19
1 - 7	97.2
8 - 30	1.0
31 - 60	1.3
61 - 90	0.1
91 - 180	0.3
>180	0.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Variable Rate Demand Notes (VRDNs)	69.7%
Tender Option Bond	29.9%
Other Municipal Security	2.6%
Net Other Assets (Liabilities)*	(2.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments May 31, 2019

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.7%
	Principal Amount	Value
Alabama - 4.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 2.24% 6/3/19, VRDN (a)	$1,290,000	$1,290,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.52% 6/7/19, VRDN (a)	1,400,000	1,400,000
Series 2009, 2.24% 6/3/19, VRDN (a)	1,055,000	1,055,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 2.25% 6/3/19, VRDN (a)	22,250,000	22,250,000
West Jefferson Indl. Dev. Series 2008, 1.52% 6/7/19, VRDN (a)	1,600,000	1,600,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 2.25% 6/3/19, VRDN (a)	16,625,000	16,625,000
		44,220,000
Alaska - 4.4%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation) Series A, 2.25% 6/3/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,040,000	13,040,000
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.47% 6/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	22,500,000	22,500,000
(Exxon Pipeline Co. Proj.) Series 1985, 2.31% 6/3/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	4,100,000	4,100,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 1.4% 6/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	5,800,000	5,800,000
		45,440,000
Arizona - 1.3%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 1.47% 6/7/19, VRDN (a)	1,980,000	1,980,000
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 A, 2.25% 6/3/19, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.47% 6/7/19, VRDN (a)	1,100,000	1,100,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.4% 6/7/19, LOC Freddie Mac, VRDN (a)	1,900,000	1,900,000
		12,980,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 C, 1.48% 6/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	6,245,000	6,245,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.6% 6/7/19, VRDN (a)	500,000	500,000
Florida - 6.8%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 2.28% 6/3/19, VRDN (a)	19,300,000	19,300,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 2.25% 6/3/19, VRDN (a)	21,900,000	21,900,000
Miami-Dade County Series 2014 A, 1.43% 6/7/19, LOC PNC Bank NA, VRDN (a)	20,000,000	20,000,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 2.28% 6/3/19, VRDN (a)	1,200,000	1,200,000
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 1.48% 6/7/19, LOC Northern Trust Co., VRDN (a)	570,000	570,000
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A1, 2.4% 6/3/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,340,000	5,340,000
(Suncoast Hospice Proj.) Series 2004, 1.56% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,845,000	1,845,000
		70,155,000
Georgia - 2.6%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 2.18% 6/3/19, LOC Wells Fargo Bank NA, VRDN (a)	2,200,000	2,200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 2.27% 6/3/19, VRDN (a)	7,465,000	7,465,000
Series 2018, 2.32% 6/3/19, VRDN (a)	7,400,000	7,400,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 2.25% 6/3/19, VRDN (a)	2,700,000	2,700,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 2.29% 6/3/19, VRDN (a)	7,000,000	7,000,000
		26,765,000
Illinois - 2.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 1.43% 6/7/19, LOC Barclays Bank PLC, VRDN (a)	9,800,000	9,800,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 2.2% 6/3/19, LOC Wells Fargo Bank NA, VRDN (a)	7,975,000	7,975,000
Series 2018, 2.25% 6/3/19, LOC JPMorgan Chase Bank, VRDN (a)	7,260,000	7,260,000
		25,035,000
Indiana - 0.3%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.51% 6/7/19, VRDN (a)	2,470,000	2,470,000
Series I, 1.51% 6/7/19, VRDN (a)	900,000	900,000
		3,370,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.75% 6/7/19, VRDN (a)	1,900,000	1,900,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 1.7% 6/7/19, VRDN (a)	4,300,000	4,300,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	400,000	400,000
		6,600,000
Kentucky - 1.6%
Louisville & Jefferson County:
Series 2011 B, 2.25% 6/3/19, LOC PNC Bank NA, VRDN (a)	14,535,000	14,535,000
Series 2013 C, 1.43% 6/7/19, LOC PNC Bank NA, VRDN (a)	1,800,000	1,800,000
		16,335,000
Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2008 B, 2.25% 6/3/19, VRDN (a)	3,300,000	3,300,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.58% 6/7/19, VRDN (a)	2,160,000	2,160,000
Series 2010 B1, 1.6% 6/7/19, VRDN (a)	3,100,000	3,100,000
		8,560,000
Minnesota - 2.0%
Hennepin County Gen. Oblig. Series 2018 B, 1.38% 6/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	12,365,000	12,365,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 2.2% 6/3/19, LOC Wells Fargo Bank NA, VRDN (a)	8,065,000	8,065,000
		20,430,000
Mississippi - 5.5%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 2.29% 6/3/19 (Chevron Corp. Guaranteed), VRDN (a)	40,200,000	40,199,998
Series 2011 E, 2.29% 6/3/19, VRDN (a)	16,950,000	16,950,000
		57,149,998
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 C, 1.4% 6/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	1,300,000	1,300,000
New York - 5.3%
New York City Gen. Oblig.:
Series 2012 G6, 2.32% 6/3/19 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	15,870,000	15,870,000
Series 2017 A-7, 2.29% 6/3/19 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	25,325,000	25,325,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 AA, 2.25% 6/3/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	4,510,000	4,510,000
New York City Transitional Fin. Auth. Rev.:
Series 2010, 2.18% 6/3/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,025,000	5,025,000
Series 2014, 2.4% 6/3/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	4,000,000	4,000,000
		54,730,000
North Carolina - 0.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 1.43% 6/7/19 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	2,880,000	2,880,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 2.2% 6/3/19, LOC TD Banknorth, NA, VRDN (a)	1,800,000	1,800,000
		4,680,000
Ohio - 3.5%
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.47% 6/7/19, LOC RBS Citizens NA, VRDN (a)	8,575,000	8,575,000
Ohio Hosp. Rev. Series 2018 B, 1.42% 6/7/19, LOC PNC Bank NA, VRDN (a)	13,055,000	13,055,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2016 A, 1.4% 6/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	14,700,000	14,700,000
		36,330,000
Pennsylvania - 4.5%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 2.45% 6/3/19, VRDN (a)	35,405,000	35,405,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 2.21% 6/3/19, LOC JPMorgan Chase Bank, VRDN (a)	4,100,000	4,100,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.52% 6/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.46% 6/7/19, LOC RBS Citizens NA, VRDN (a)	6,545,000	6,545,000
		46,445,000
Rhode Island - 0.3%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 1.43% 6/7/19, LOC TD Banknorth, NA, VRDN (a)	3,475,000	3,475,000
Tennessee - 10.7%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 2.3% 6/3/19, LOC Bank of America NA, VRDN (a)	7,480,000	7,480,000
Series 2004, 2.3% 6/3/19, LOC Bank of America NA, VRDN (a)	16,855,000	16,855,000
Series 2005, 2.3% 6/3/19, LOC Bank of America NA, VRDN (a)	31,915,000	31,915,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) Series 2006, 2.3% 6/3/19, LOC Bank of America NA, VRDN (a)	10,015,000	10,015,000
(Tennessee County Ln. Pool Proj.):
Series 2002, 2.3% 6/3/19, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
Series 2004, 2.3% 6/3/19, LOC Bank of America NA, VRDN (a)	26,760,000	26,760,000
Series 2008, 2.3% 6/3/19, LOC Bank of America NA, VRDN (a)	11,080,000	11,080,000
		110,505,000
Texas - 8.5%
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 2.31% 6/3/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	18,000,000	18,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 C, 1.42% 6/7/19, VRDN (a)	4,200,000	4,200,000
Harris County Hosp. District Rev. Series 2010, 1.49% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)	2,600,000	2,600,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 2.31% 6/3/19, VRDN (a)	2,800,000	2,800,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.45% 6/7/19 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.45% 6/7/19 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 1.45% 6/7/19 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.45% 6/7/19 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Texas Gen. Oblig.:
Series 2011 A, 1.65% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	27,470,000	27,470,000
Series 2011 B, 1.65% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	21,320,000	21,320,000
Series 2013 B, 1.65% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,560,000	1,560,000
		88,250,000
Utah - 1.8%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.57% 6/7/19, VRDN (a)	18,600,000	18,600,000
Virginia - 0.3%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 F, 1.4% 6/7/19, VRDN (a)	1,600,000	1,600,000
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 B, 1.41% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,400,000	1,400,000
		3,000,000
Washington - 0.3%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Kitts Corner Apt. Proj.) Series 2014, 1.38% 6/7/19, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,575,000	2,575,000
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 C, 1.41% 6/7/19, LOC TD Banknorth, NA, VRDN (a)	100,000	100,000
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Series 2018 B, 1.42% 6/7/19, LOC Barclays Bank PLC, VRDN (a)	3,000,000	3,000,000
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.5% 6/7/19, VRDN (a)	1,500,000	1,500,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.6% 6/7/19, VRDN (a)	630,000	630,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.5% 6/7/19, VRDN (a)	600,000	600,000
Series 1992 B, 1.5% 6/7/19, VRDN (a)	100,000	100,000
Series 1994, 1.6% 6/7/19, VRDN (a)	700,000	700,000
		3,530,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $720,305,000)		720,304,998

Tender Option Bond - 29.9%
Alabama - 0.0%
Black Belt Energy Gas District Participating VRDN Series Floaters XL 00 98, 1.51% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	300,000	300,000
California - 1.8%
California Gen. Oblig. Participating VRDN Series Spears DB 80 17, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,200,000	4,200,000
Dignity Health Participating VRDN:
Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	800,000	800,000
Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	13,200,000	13,200,000
		18,200,000
Colorado - 4.8%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	37,425,000	37,425,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,045,000	1,045,000
Denver City & County Wastewtr. Dept. of Pub. Works Participating VRDN Series 2016 12, 2.15% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	11,400,000	11,400,000
		49,870,000
Connecticut - 0.7%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,100,000	1,100,000
Series Floaters XM 07 07, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,000,000	1,000,000
Series Floaters YX 10 95, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000,000	2,000,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000,000	2,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700,000	700,000
		6,800,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	100,000	100,027
Martin County Health Facilities Participating VRDN Series Floaters XF 28 17, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200,000	1,200,000
		1,300,027
Georgia - 0.6%
Emory Univ. Participating VRDN Series Floaters 016, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,000,000	5,000,000
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,100,000	1,100,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.55%, tender 8/15/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	500,000	500,000
		6,600,000
Illinois - 1.2%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,700,000	1,700,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,700,000	3,700,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,000,000	2,000,000
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,900,000	1,900,000
Series Floaters XF 10 43, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700,000	700,000
Series Floaters XX 10 81, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,400,000	1,400,000
Series Floaters YX 10 86, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	600,000	600,000
		12,100,000
Iowa - 0.8%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,645,000	8,645,000
Maryland - 0.7%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.62%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Maryland Health& Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	7,200,000	7,200,000
		7,400,000
Missouri - 0.8%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,200,000	4,200,000
Missouri Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 1.47% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,365,000	3,365,000
Series Floaters XG 02 38, 1.45% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(e)	1,100,000	1,100,000
		8,665,000
Nevada - 0.2%
Clark County Fuel Tax Participating VRDN Series Floaters XM 28 19, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,500,000	2,500,000
New Hampshire - 0.9%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 1.45% 6/1/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,825,000	8,825,000
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,800,000	2,800,000
New York - 3.3%
Battery Park City Auth. Rev. Participating VRDN Series Putters 5012, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	30,365,000	30,365,000
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 2.2% 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,400,000	1,400,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Floaters E120, 2.2% 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,800,000	2,800,000
		34,565,000
Ohio - 0.9%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.54% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Miami Valley Hosp., Participating VRDN Series Putters 50 23, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,595,000	7,595,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	495,000	495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	400,000	400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
		8,890,000
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	600,000	600,000
Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 2.2% 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	13,290,000	13,290,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,100,000	1,100,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Floaters XF 05 43, 1.45% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	400,000	400,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,800,000	1,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(e)	1,000,000	1,000,000
Series Putters 5025, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,000,000	4,000,000
Series Putters 5026, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,900,000	3,900,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Participating VRDN Series DBE 8032, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	700,000	700,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 50 20, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,230,000	3,230,000
		30,220,000
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 1.45% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	700,000	700,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Tennessee - 3.5%
Greeneville Health & Edl. Facilities Board Participating VRDN Series Floaters XF 25 76, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,390,000	6,390,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, 2.15% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	29,520,000	29,520,000
		35,910,000
Texas - 5.7%
Cypress-Fairbanks Independent School District Participating VRDN Series 2016 7, 2.15% 6/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	19,985,000	19,985,000
Frisco Independent School District Bonds Series Solar 0002, 1.55%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	200,000	200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,600,000	2,600,000
Memorial Hermann Hosp. Sys. Participating VRDN Series Putter 50 18, 2.28% 6/3/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	34,735,000	34,735,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters XF 07 13, 1.46% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	800,000	800,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.45% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	400,000	400,000
		58,720,000
Virginia - 0.2%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.62%, tender 10/5/19 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	2,020,000	2,020,000
Washington - 0.2%
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.48% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,600,000	1,600,000
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 1.46% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	900,000	900,000
TOTAL TENDER OPTION BOND
(Cost $308,330,000)		308,330,027

Other Municipal Security - 2.6%
Arizona - 0.3%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.44% 6/4/19, CP	3,100,000	3,099,775
Georgia - 0.8%
Atlanta Arpt. Rev. Series H3, 1.58% 7/1/19, LOC PNC Bank NA, CP	2,300,000	2,300,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,160,000	2,160,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	4,035,000	4,035,000
		8,495,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 2.05% tender 6/6/19, CP mode	700,000	700,053
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
1.7% tender 6/24/19, CP mode	700,000	700,077
1.75% tender 6/17/19, CP mode	2,000,000	2,000,408
		2,700,485
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,900,000	1,900,408
Texas - 0.6%
Austin Elec. Util. Sys. Rev. Series A, 1.44% 6/6/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,100,000	1,100,018
Lower Colorado River Auth. Rev. Series 2019, 2.02% 6/4/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	400,000	399,991
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.41% 6/25/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	700,000	699,981
1.42% 6/21/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600,000	599,986
1.48% 6/13/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	900,000	900,048
2.14% 6/10/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	350,000	350,039
2.14% 6/12/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	350,000	350,047
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.41% 6/24/19, CP	500,000	499,987
1.42% 6/20/19, CP	1,700,000	1,699,953
		6,600,050
Virginia - 0.3%
Univ. of Virginia Gen. Rev.:
Series 03A, 1.4% 6/18/19, CP	2,500,000	2,499,962
Series 2003 A, 1.42% 6/25/19, CP	700,000	699,981
		3,199,943
TOTAL OTHER MUNICIPAL SECURITY
(Cost $26,695,106)		26,695,714
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $1,055,330,106)		1,055,330,739
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(22,703,792)
NET ASSETS - 100%		$1,032,626,947

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,460,000 or 1.5% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,100,000 or 0.2% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.62%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$1,100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,045,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$1,100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$700,000
Dignity Health Participating VRDN Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$800,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 3/25/19	$2,600,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$2,000,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/17/19 - 2/21/19	$1,800,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.59%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$600,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.62%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$200,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$200,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.62%, tender 10/5/19 (Liquidity Facility Citibank NA)	5/18/17	$2,020,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,055,330,106)		$1,055,330,739
Cash		8,068
Receivable for investments sold		2,555,000
Interest receivable		2,157,943
Receivable from investment adviser for expense reductions		1,626
Other receivables		8,391
Total assets		1,060,061,767
Liabilities
Payable for investments purchased	$25,745,000
Distributions payable	1,681,435
Other payables and accrued expenses	8,385
Total liabilities		27,434,820
Net Assets		$1,032,626,947
Net Assets consist of:
Paid in capital		$1,032,622,250
Total distributable earnings (loss)		4,697
Net Assets, for 1,032,517,777 shares outstanding		$1,032,626,947
Net Asset Value, offering price and redemption price per share ($1,032,626,947 ÷ 1,032,517,777 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2019
Investment Income
Interest		$21,123,777
Expenses
Custodian fees and expenses	$18,376
Independent trustees' fees and expenses	5,842
Tax expense	1,626
Total expenses before reductions	25,844
Expense reductions	(20,020)
Total expenses after reductions		5,824
Net investment income (loss)		21,117,953
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,752
Total net realized gain (loss)		11,752
Change in net unrealized appreciation (depreciation) on investment securities		207
Net increase in net assets resulting from operations		$21,129,912

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2019	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,117,953	$9,721,651
Net realized gain (loss)	11,752	28,436
Change in net unrealized appreciation (depreciation)	207	211
Net increase in net assets resulting from operations	21,129,912	9,750,298
Distributions to shareholders	(21,118,080)	–
Distributions to shareholders from net investment income	–	(9,721,631)
Distributions to shareholders from net realized gain	–	(9,595)
Total distributions	(21,118,080)	(9,731,226)
Affiliated share transactions
Proceeds from sales of shares	9,572,490,000	8,665,887,000
Cost of shares redeemed	(9,713,344,515)	(8,249,029,121)
Net increase (decrease) in net assets and shares resulting from share transactions	(140,854,515)	416,857,879
Total increase (decrease) in net assets	(140,842,683)	416,876,951
Net Assets
Beginning of period	1,173,469,630	756,592,679
End of period	$1,032,626,947	$1,173,469,630
Other Information
Shares
Sold	9,571,532,847	8,665,020,498
Redeemed	(9,712,373,278)	(8,248,204,301)
Net increase (decrease)	(140,840,431)	416,816,197

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Cash Central Fund

Years ended May 31,	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0151	.0108	.0064	.001	–B
Net realized and unrealized gain (loss)	–B	.0001	.0001	–B	–B
Total from investment operations	.0151	.0109	.0065	.001	–B
Distributions from net investment income	(.0151)	(.0108)	(.0064)	(.001)	–B
Distributions from net realized gain	–	–B	–	–B	–B
Total distributions	(.0151)	(.0109)C	(.0064)	(.001)	–B
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.00	$1.00
Total ReturnD	1.52%	1.09%	.65%	.12%	.05%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.11%	.61%	.09%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,032,627	$1,173,470	$756,593	$1,425,730	$921,463

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0109 per share is comprised of distributions from net investment income of $.01084 and distributions from net realized gain of $.00001 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2019

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed short-term capital gain which is included in Tax expense on the Statement of Operations. As of May 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,018
Gross unrealized depreciation	(385)
Net unrealized appreciation (depreciation)	$633
Tax Cost	$1,055,330,106

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,171
Net unrealized appreciation (depreciation) on securities and other investments	$633

The tax character of distributions paid was as follows:

	May 31, 2019	May 31, 2018
Tax-exempt Income	$21,118,080	$9,721,631
Ordinary Income	–	9,595
Total	$21,118,080	$ 9,731,226

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18,394.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,626.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the "Fund"), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 12, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 269 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.0017%	$1,000.00	$1,007.90	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2019, $54 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2019, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

TFC-ANN-0719
1.795174.115

Item 2.

Code of Ethics

As of the end of the period, May 31, 2019, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,000	$100	$5,100	$900

May 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,000	$100	$5,100	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the “Funds”):

Services Billed by PwC

May 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$38,000	$3,200	$2,000	$1,800
Fidelity Municipal Cash Central Fund	$32,000	$2,700	$2,000	$1,500
Fidelity Securities Lending Cash Central Fund	$38,000	$3,200	$2,000	$1,800

May 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$40,000	$3,400	$2,000	$1,800
Fidelity Municipal Cash Central Fund	$33,000	$2,800	$2,000	$1,500
Fidelity Securities Lending Cash Central Fund	$40,000	$3,400	$2,000	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2019A	May 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2019A	May 31, 2018A
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2019A	May 31, 2018A
Deloitte Entities	$705,000	$360,000
PwC	$12,275,000	$10,920,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in their  audits of the Funds, taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 25, 2019